Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss per common share
Net loss		$ (17,730)	$ (14,448)	$ (14,448)	$ (16,197)
Extinguishment of preferred stock		31,806
Accretion and dividends of preferred stock				(3,300)	(2,925)
Loss attributable to common stockholders - basic and diluted		$ (10,496)	$ (16,917)	$ (21,217)	$ (6,883)
Weighted-average number of common shares used in net loss per share-basic and diluted (in shares)		11,179,756	926,597	926,597	1,697,044
Net loss per share - basic and diluted (in dollars per share)		$ (0.94)	$ (18.26)	$ (18.26)	$ (4.06)
Series A, Series B and Series C convertible redeemable preferred stock
Net loss per common share
Extinguishment of preferred stock	$ 31,806
Accretion and dividends of preferred stock		$ (23,327)	$ (2,469)
Series D convertible redeemable preferred stock
Net loss per common share
Accretion and dividends of preferred stock		$ (1,245)